Lease liability (Tables)	12 Months Ended
Dec. 31, 2024
Lease liability
Schedule of lease liability

Carrying
Value
Balance, December 31, 2022	$72,871
Additions (i)	140,919
Repayments	(55,376)
Accretion	15,926
Balance, December 31, 2023	$174,340
Repayments	(41,532)
Accretion	25,724
Balance, December 31, 2024	$158,532
Current portion	33,009
Long-term portion	$125,523

(i)When measuring the lease liability for the property lease that was classified as an operating lease, the Corporation discounted the lease payments using its incremental borrowing rate. The original property lease had an expiration date of May 31, 2024, and the lease payments were discounted with a 9% interest rate. During the year ended December 31, 2023, the property lease was extended to October 30, 2028. The lease liability was revalued as of the extension date with lease payments discounted with a 15% interest rate.